ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2017
Accrued Expenses And Other Liabilities

Accrued expenses and other liabilities consisted of the following:

		As of September 30,
		2016	2017
		US$	US$
Tuition fee payables to government agencies	(1)	16,048	15,302
Salary and welfare payable		5,394	6,945
Accrued expenses		3,841	5,468
Remuneration payable to lecturers		2,203	2,547
Uncertain income tax liabilities (Note 19)		163	163
Contingent consideration payable	(2)	—	3,231
Other payable		2,915	5,111

		30,564	38,767

(1)	Tuition fee payable to government agencies mainly represents the portion of tuition fee collected by the Group on behalf of the government agencies which provide certain continuing education courses and the Group is only responsible for the student enrollment and provision of online platform and shares certain percentage of tuition fee as service fees.
(2)	Contingent consideration payable represents contingent payable to an investee. Please refer to Note 11 for details.